Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 43,247	$ 41,430
Accumulated depreciation	(25,636)	(23,510)
Premises and equipment, net	17,611	17,920
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	5,022	5,094
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	21,221	20,266
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 17,004	$ 16,070